SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding common stock rollforward

		Year ended December 31,
Number of common shares (in millions)	Notes	2020	2019
Outstanding, beginning of the year		469.0	466.8
Equity issuance	13	3.3	1.0
Issuance of shares for share-based compensation	27	3.0	1.2
Outstanding, end of the year		475.3	469.0